REVENUE RECOGNITION - Information about receivables and deferred revenue from contracts with customers (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
REVENUE RECOGNITION
Accounts receivable	$ 940	$ 174
Unbilled receivables	48	0
Deferred revenue, current	$ 774	$ 158